Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Kamada Ltd.
Entity Central Index Key	0001567529
Entity File Number	001-35948
Entity Incorporation, State or Country Code	L3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	2 Holzman St
Entity Address, Address Line Two	Science Park P.O Box 4081
Entity Address, City or Town	Rehovot
Entity Address, Country	IL
Entity Address, Postal Zip Code	7670402
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, par value NIS 1.00 each
Trading Symbol	KMDA
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	57,505,031
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Amir London
Entity Address, Address Line One	2 Holzman St
Entity Address, Address Line Two	Science Park
Entity Address, City or Town	Rehovot
Entity Address, Country	IL
Entity Address, Postal Zip Code	7670402
Entity Phone Fax Numbers [Line Items]
City Area Code	972
Local Phone Number	8 9406472